Commitments and Contingencies	3 Months Ended
Jul. 31, 2026
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 12. Commitments and Contingencies
Legal Matters
The Company and its affiliates are involved in a number of legal actions from time to time involving product liability, employment, intellectual property and commercial disputes, shareholder related matters, environmental proceedings, tax disputes, and governmental proceedings and investigations, including those described below. With respect to governmental proceedings and investigations, like other companies in our industry, the Company is subject to extensive regulation by national, state, and local governmental agencies in the U.S. and in other jurisdictions in which the Company and its affiliates operate. As a result, interaction with governmental agencies is ongoing. The Company’s standard practice is to cooperate with regulators and investigators in responding to inquiries. With respect to intellectual property disputes, the Company is involved in or at risk for litigation relating to patents, trademarks, copyrights, trade secrets, and other intellectual property (“IP”) rights, and licenses, acquisitions or other agreements relating to such rights. This litigation includes, but is not limited to, alleged infringement, misappropriation, or other violation of IP rights, or breach of obligations related to IP rights, or other claims asserted by competitors, individuals, or, consistent with a growing trend across technology-intensive industries, other entities created specifically to fund IP litigation. With respect to commercial disputes, antitrust and competition issues have gained increased prominence, enforcement and private litigation have increased globally, and the Company is involved in or at risk for antitrust litigation, investigations or enforcement actions regarding a range of commercial activities, including challenges to mergers and acquisition transactions, joint ventures, co-development or co-marketing arrangements, contracting practices, distribution agreements and employment agreements. The outcomes of legal actions are not within the Company’s complete control and may not be known for prolonged periods of time. In some actions, the enforcement agencies or private claimants seek significant monetary damages and/or royalty payments, as well as other civil or criminal remedies (including injunctions barring or restricting the sale of products that are the subject of the proceeding, placing restrictions on competitive strategies or practices, or unwinding consummated transactions), any or all of which could have a material adverse impact on the Company’s consolidated earnings, financial position, and/or cash flows.
The Company records a liability in the consolidated financial statements on an undiscounted basis for loss contingencies related to legal actions when a loss is known or considered probable and the amount may be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a material loss is reasonably possible but not known or probable, and may be reasonably estimated, the estimated loss or range of loss is disclosed. When determining the estimated loss or range of loss, significant judgment is required. Estimates of probable losses resulting from litigation and governmental proceedings involving the Company are inherently difficult to predict, particularly when the matters are in early procedural stages with incomplete scientific facts or legal discovery, involve unsubstantiated or indeterminate claims for damages, potentially involve penalties, fines or punitive damages, or could result in a change in business practice. The Company classifies certain specified litigation charges and gains related to significant legal matters as certain litigation charges, net in the consolidated statements of operations. The Company recognized $18 million and $165 million of certain litigation charges in the fiscal year ended April 24, 2026 and fiscal year ended April 25, 2025, respectively. Accrued liabilities for certain litigation charges at April 24, 2026 and April 25, 2025 were $18 million and $165 million, respectively. The ultimate cost to the Company with respect to accrued litigation could be materially different than the amount of the current estimates and accruals and could have a material adverse impact on the Company’s consolidated earnings, financial position, and/or cash flows. The Company includes accrued litigation in other accrued expenses, other liabilities and gains related to significant legal matters in other current assets on the consolidated balance sheets.
While it is not possible to predict the outcome of the legal matters discussed below with certainty, the Company believes it is possible that the costs associated with these matters could have a material adverse impact on the Company’s consolidated earnings, financial position, and/or cash flows, even in respect of those matters for which the Company believes that a potential loss is not currently probable.
Diabetes Pump Retainer Ring Litigation
Starting in fiscal year 2021, plaintiffs began filing lawsuits against the Company in U.S. state and federal courts seeking damages for alleged personal injuries, including deaths, caused by the Company’s Series 600 insulin pumps with allegedly defective clear retainer rings that were subject to field corrective actions in 2019 and 2021: in 2019, Medtronic issued an “urgent field safety notification” directing patients to inspect the clear retainer rings on affected Series 600 insulin pumps and, in certain circumstances, offered replacement insulin pumps (which was classified as a recall by the U.S. Food and Drug Administration (“FDA”) in 2020); in 2021, Medtronic expanded the recall to remove the Series 600 insulin pumps with clear retainer rings from the market. Plaintiffs have alleged that, due to a defective retainer ring, the insulin reservoir in their insulin pump could not be locked into place, causing over- or under-delivery of insulin allegedly resulting in hypoglycemia or hyperglycemia. As of June 17, 2026 there are 17 lawsuits filed on behalf of 60 individuals in the U.S.: 15 coordinated in California State Court, Los Angeles County; one in Washington State Court, Pierce County Superior Court; and one in U.S. District Court for the Western District of New York. One of the lawsuits in California State Court, Los Angeles County began a multi-plaintiff trial on May 11, 2026. which resulted in a verdict on June 17, 2026. The jury did not award any damages as to three plaintiffs, two of whom were pump users and one of whom was a loss of consortium plaintiff. As to the remaining plaintiff, a pump user, the jury found liability on certain claims and awarded $253,000 in damages, which we expect to be reduced by approximately one-third based on findings of contributory negligence. These verdicts are not final until a final judgment is entered by the court, after which the parties may engage in post-trial motions practice. Any appeal would occur only after entry of final judgment and resolution of any applicable post-trial motions. The Company cannot predict the timing, outcome, or ultimate impact of these proceedings at this time. In addition, in 2021 a purported class action lawsuit in Canada was filed against the Company in Ontario Superior Court that remains in early stages, with claims similar to those in the pending U.S. lawsuits. Plaintiffs’ firms have also notified the Company that they may file additional lawsuits in the U.S. on behalf of approximately two thousand additional claimants, with claims similar to those in the pending U.S. lawsuits. Many of these potential claims are currently subject to tolling arrangements. The Company is also aware of inquiries made by certain state attorneys general regarding its Series 600 insulin pumps, including information relating to the field corrective actions in 2019 and 2021. As of April 24, 2026, the Company had accrued $22 million in certain litigation charges in connection with certain pending and threatened claims and lawsuits, a portion of which relates to certain claimants who may become subject to a master settlement agreement. It is possible that the amount of the Company’s ultimate liability could materially differ from the amount currently accrued. The Company is currently unable to estimate a reasonably possible loss or range of loss in excess of the amounts accrued.
EOFlow International Arbitration
In 2023, affiliates of the Company entered into agreements (the “Acquisition Agreements”) to acquire EOFlow Co., Ltd. (“EOFlow”), a Korean company that had developed and commercialized insulin patch pump technology abroad. In mid-to-late 2023, it became apparent that EOFlow would be unable to meet multiple contractual obligations and closing conditions under the Acquisition Agreement. The Acquisition Agreements were terminated in late 2023. In mid-2024, EOFlow filed an arbitral claim against Medtronic before the Singapore International Arbitration Centre, asserting it is entitled to a $26 million break-up fee under the Acquisition Agreements and related letter agreements. The affiliates of the Company have asserted an arbitral counterclaim for EOFlow’s breaches of contractual representations and warranties in the Acquisition Agreements. On March 10, 2026, the Tribunal dismissed EOFlow’s claims against Medtronic without prejudice. The Company has not recorded an expense in connection with this matter because the Company believes any potential loss is not currently probable.
Witkin False Claims Act Matter
In May 2011, a former sales representative filed a qui tam lawsuit against the Company in the U.S. District Court for the District of Massachusetts alleging violations of the False Claims Act in connection with sales of certain insulin pump products in the period from 2007 to 2014 and wrongful termination. The U.S. Department of Justice declined to intervene. The matter is currently proceeding with the nationwide phase of discovery after a several month stay while the Court evaluated the applicability of new precedent from the First Circuit Court of Appeals. The Company has not recorded an expense in connection with this matter because the Company believes any potential loss is not currently probable and reasonably estimable. Additionally, the Company is unable to reasonably estimate the range of loss, if any, that may result from this matter.
Italian Payback Litigation
In 2015, “payback” legislation was enacted in Italy requiring companies selling medical devices to make payments to the Italian state if Italy’s medical device expenditures exceed annual regional maximum ceilings. The payment amounts are calculated based upon the amount by which the regional ceilings were exceeded for any given year. There has been significant scrutiny on the legality and enforceability of the payback law since its inception, and litigation challenging the law has been proceeding through the Italian Courts. Since the law was enacted, the Company has recognized an estimate for the amount of variable consideration. In connection with this matter, at April 25, 2025, $15 million and $38 million, as accrued rebates and other liabilities, respectively, in the consolidated balance sheets. These were not obligations of the Company following the Separation. During fiscal year 2025, two rulings by the Constitutional Court of Italy found that the medical device payback law is constitutional. Therefore, the Company increased its liability pertaining primarily to certain prior years since 2015 by $20 million during the fiscal year ended April 25, 2025, as a reduction to net sales in the consolidated statements of operations. In June 2025, the Italian government published a legislative decree confirming a reduction of the amounts due for years 2015 to 2018. As a result, the Company decreased its liability pertaining to these years by $7 million during the fiscal year ended April 24, 2026 and recorded a corresponding increase to net sales in the consolidated statements of operations. Discussions are ongoing between the Italian government and industry groups related to the applicability of this legislation for years 2019 and beyond. As such, it is possible that the amount of the Company’s liability could materially differ from the amount currently accrued.
Guarantees
In the normal course of business, the Company and/or its affiliates periodically enter into agreements that require one or more of the Company and/or its affiliates to indemnify customers or suppliers for specific risks, such as claims for injury or property damage arising as a result of the Company or its affiliates’ products, the negligence of the Company’s personnel, or claims alleging that the Company’s products infringe on third-party patents or other intellectual property. The Company also offers warranties on various products. The Company’s maximum exposure under these guarantees is unable to be estimated. Historically, the Company has not experienced significant losses on these types of guarantees. The historical financials previously reported by the Company covering periods prior to the Separation included the notional amounts of outstanding bid and performance bonds issued by banks pertaining to the Diabetes business of Medtronic. These bid and performance bonds are not obligations of the Company following the Separation.
Periodically, the Company will utilize a financial institution to issue a guarantee on behalf of the Company to support commercial commitments. Under the terms of these arrangements, the issuing financial institution guarantees our performance or payment to a beneficiary. As of April 24, 2026, the aggregated amount outstanding for these guarantees issued by financial institutions was not material to the consolidated financial statements.
Purchase Obligations
The Company has agreements with suppliers and other parties to purchase inventory, other goods and services and long-lived assets. Product inventory obligations consist primarily of purchase order commitments for raw materials used in the production of insulin pumps, cartridges and sensors, and finished goods infusion sets. Cancellation of outstanding purchase orders is generally allowed under the standard terms of our purchase order agreements, but may require payment of costs incurred through the date of cancellation. As of April 24, 2026, obligations under our purchase agreements were not material.
Commitments and Contingencies
Legal Matters
The Company and its affiliates are involved in a number of legal actions from time to time involving product liability, employment, intellectual property and commercial disputes, shareholder related matters, environmental proceedings, tax disputes, and governmental proceedings and investigations, including those described below. With respect to governmental proceedings and investigations, like other companies in our industry, the Company is subject to extensive regulation by national, state, and local governmental agencies in the U.S. and in other jurisdictions in which the Company and its affiliates operate. As a result, interaction with governmental agencies is ongoing. The Company’s standard practice is to cooperate with regulators and investigators in responding to inquiries. With respect to intellectual property disputes, the Company is involved in or at risk for litigation relating to patents, trademarks, copyrights, trade secrets, and other intellectual property (“IP”) rights, and licenses, acquisitions or other agreements relating to such rights. This litigation includes, but is not limited to, alleged infringement, misappropriation, or other violation of IP rights, or breach of obligations related to IP rights, or other claims asserted by competitors, individuals, or, consistent with a growing trend across technology-intensive industries, other entities created specifically to fund IP litigation. With respect to commercial disputes, antitrust and competition issues have gained increased prominence, enforcement and private litigation have increased globally, and the Company is involved in or at risk for antitrust litigation, investigations or enforcement actions regarding a range of commercial activities, including challenges to mergers and acquisition transactions, joint ventures, co-development or co-marketing arrangements, contracting practices, distribution agreements and employment agreements. The outcomes of legal actions are not within the Company’s complete control and may not be known for prolonged periods of time. In some actions, the enforcement agencies or private claimants seek significant monetary damages and/or royalty payments, as well as other civil or criminal remedies (including injunctions barring or restricting the sale of products that are the subject of the proceeding, placing restrictions on competitive strategies or practices, or unwinding consummated transactions), any or all of which could have a material adverse impact on the Company’s consolidated earnings, financial position, and/or cash flows.
The Company records a liability in the condensed consolidated financial statements on an undiscounted basis for loss contingencies related to legal actions when a loss is known or considered probable and the amount may be reasonably estimated. If the reasonable estimate of a known or probable loss is a range, and no amount within the range is a better estimate than any other, the minimum amount of the range is accrued. If a material loss is reasonably possible but not known or probable, and may be reasonably estimated, the estimated loss or range of loss is disclosed. When determining the estimated loss or range of loss, significant judgment is required. Estimates of probable losses resulting from litigation and governmental proceedings involving the Company are inherently difficult to predict, particularly when the matters are in early procedural stages with incomplete scientific facts or legal discovery, involve unsubstantiated or indeterminate claims for damages, potentially involve penalties, fines or punitive damages, or could result in a change in business practice. The Company classifies certain specified litigation charges and gains related to significant legal matters as certain litigation charges, net in the condensed consolidated statements of operations. During the three months ended July 31, 2026, and July 25, 2025, the Company recognized a reversal of a previously accrued litigation charges of $2 million and a charge of $17 million, respectively. Accrued liabilities for certain litigation charges at July 31, 2026 and April 24, 2026 were $22 million and $24 million, respectively. For the period ended April 24, 2026, the accrued litigation charges were offset by a $6 million receivable from a favorable judgment in a particular legal matter. The ultimate cost to the Company with respect to accrued litigation could be materially different than the amount of the current estimates and accruals and could have a material adverse impact on the Company’s consolidated earnings, financial position, and/or cash flows. The Company includes accrued litigation in other accrued expenses, other liabilities and gains related to significant legal matters in other current assets on the consolidated balance sheets.
While it is not possible to predict the outcome of the legal matters discussed below with certainty, the Company believes it is possible that the costs associated with these matters could have a material adverse impact on the Company’s consolidated earnings, financial position, and/or cash flows, even in respect of those matters for which the Company believes that a potential loss is not currently probable.
Diabetes Pump Retainer Ring Litigation
Starting in fiscal year 2021, plaintiffs began filing lawsuits against the Company in U.S. state and federal courts seeking damages for alleged personal injuries, including deaths, caused by the Company’s Series 600 insulin pumps with allegedly defective clear retainer rings that were subject to field corrective actions in 2019 and 2021: in 2019, Medtronic issued an “urgent field safety notification” directing patients to inspect the clear retainer rings on affected Series 600 insulin pumps and, in certain circumstances, offered replacement insulin pumps (which was classified as a recall by the U.S. Food and Drug Administration (“FDA”) in 2020); in 2021, Medtronic expanded the recall to remove the Series 600 insulin pumps with clear retainer rings from the market. Plaintiffs have alleged that, due to a defective retainer ring, the insulin reservoir in their insulin pump could not be locked into place, causing over- or under-delivery of insulin allegedly resulting in hypoglycemia or hyperglycemia. As of August 2026, there were 28 lawsuits filed on behalf of 109 individuals in the U.S.: 26 coordinated in California State Court, Los Angeles County; one in U.S. District Court of the Western District of Washington, and one in U.S. District Court for the Western District of New York. One of the lawsuits in California State Court, Los Angeles County began a multi-plaintiff trial on May 11, 2026, which resulted in a verdict on June 17, 2026. The jury did not award any damages as to three plaintiffs, two of whom were pump users and one of whom was a loss of consortium plaintiff. As to the remaining plaintiff, a pump user, the jury found liability on certain claims and awarded damages of approximately $253,000, which were reduced by approximately one-third based on findings of proportionate responsibility. The court entered judgment on the verdict in August 2026. The parties may pursue post-trial motions, and any appeal would be subject to the outcome of those proceedings. The Company cannot predict the timing, outcome, or ultimate impact of these proceedings at this time. In addition, in 2021 a purported class action lawsuit in Canada was filed against the Company in Ontario Superior Court that remains in early stages, with claims similar to those in the pending U.S. lawsuits. Plaintiffs’ firms have also notified the Company that they may file additional lawsuits in the U.S. on behalf of approximately two thousand additional claimants, with claims similar to those in the pending U.S. lawsuits. Many of these potential claims are currently subject to tolling arrangements. The Company is also aware of inquiries made by certain state attorneys general regarding its Series 600 insulin pumps, including information relating to the field corrective actions in 2019 and 2021. As of July 31, 2026, and April 24, 2026, the Company had accrued $20 million and $22 million, respectively, in certain litigation charges in connection with certain pending and threatened claims and lawsuits, a portion of which relates to certain claimants who may become subject to a master settlement agreement. It is possible that the amount of the Company’s ultimate liability could materially differ from the amount currently accrued. The Company is currently unable to estimate a reasonably possible loss or range of loss in excess of the amounts accrued.
EOFlow International Arbitration
In 2023, affiliates of the Company entered into agreements (the “Acquisition Agreements”) to acquire EOFlow Co., Ltd. (“EOFlow”), a Korean company that had developed and commercialized insulin patch pump technology abroad. In mid-to-late 2023, it became apparent that EOFlow would be unable to meet multiple contractual obligations and closing conditions under the Acquisition Agreement. The Acquisition Agreements were terminated in late 2023. In mid-2024, EOFlow filed an arbitral claim against Medtronic before the Singapore International Arbitration Centre, asserting it is entitled to a $26 million break-up fee under the Acquisition Agreements and related letter agreements. The affiliates of the Company have asserted an arbitral counterclaim for EOFlow’s breaches of contractual representations and warranties in the Acquisition Agreements. On March 10, 2026, the Tribunal dismissed EOFlow’s claims against Medtronic without prejudice. The Company has not recorded an expense in connection with this matter because the Company believes any potential loss is not currently probable.
Witkin False Claims Act Matter
In May 2011, a former sales representative filed a qui tam lawsuit against the Company in the U.S. District Court for the District of Massachusetts alleging violations of the False Claims Act in connection with sales of certain insulin pump products in the period from 2007 to 2014 and wrongful termination. The U.S. Department of Justice declined to intervene. The matter is currently proceeding with the nationwide phase of discovery after a several month stay while the Court evaluated the applicability of new precedent from the First Circuit Court of Appeals. The Company has not recorded an expense in connection with this matter because the Company believes any potential loss is not currently probable and reasonably estimable. Additionally, the Company is unable to reasonably estimate the range of loss, if any, that may result from this matter.
Italian Payback Litigation
In 2015, “payback” legislation was enacted in Italy requiring companies selling medical devices to make payments to the Italian state if Italy’s medical device expenditures exceed annual regional maximum ceilings. The payment amounts are calculated based upon the amount by which the regional ceilings were exceeded for any given year. There has been significant scrutiny on the legality and enforceability of the payback law since its inception, and litigation challenging the law has been proceeding through the Italian Courts. Since the law was enacted, the Company had recognized an estimate for the amount of variable consideration. In 2025, two rulings by the Constitutional Court of Italy found that the medical device payback law was constitutional. In June 2025, the Italian government published a legislative decree confirming a reduction of the amounts due for years 2015 to 2018. As a result, the Company decreased its liability pertaining to these years by $7 million during the three months ended July 25, 2025 and recorded a corresponding increase to net sales in the condensed consolidated statements of operations. No such adjustments were recorded during the three months ended July 31, 2026. While developments related to this matter continue, obligations associated with this matter were not retained by the Company following the Separation.
Guarantees
In the normal course of business, the Company and/or its affiliates periodically enter into agreements that require one or more of the Company and/or its affiliates to indemnify customers or suppliers for specific risks, such as claims for injury or property damage arising as a result of the Company or its affiliates’ products, the negligence of the Company’s personnel, or claims alleging that the Company’s products infringe on third-party patents or other intellectual property. The Company also offers warranties on various products. The Company’s maximum exposure under these guarantees is unable to be estimated. Historically, the Company has not experienced significant losses on these types of guarantees.
Periodically, the Company will utilize a financial institution to issue a guarantee on behalf of the Company to support commercial commitments. Under the terms of these arrangements, the issuing financial institution guarantees our performance or payment to a beneficiary. As of July 31, 2026, and April 24, 2026, the aggregate amount outstanding for these guarantees was not material to the condensed consolidated financial statements.
Purchase Obligations
The Company has agreements with suppliers and other parties to purchase inventory, other goods and services and long-lived assets. Product inventory obligations consist primarily of purchase order commitments for raw materials used in the production of insulin pumps, cartridges and sensors, and finished goods infusion sets. Cancellation of outstanding purchase orders is generally allowed under the standard terms of our purchase order agreements, but may require payment of costs incurred through the date of cancellation. As of July 31, 2026, obligations under our purchase agreements were not material.